Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Operations and Comprehensive Income (Loss)
Revenue	$ 4,466,233	$ 5,868,725	$ 5,679,977
Operating Expenses:
Selling expenses	47,480	95,207	186,641
Payroll, payroll taxes and others	5,554,186	4,668,507	3,710,697
Professional fees	460,274	404,850	634,372
Operating leases expenses	117,686	116,532	184,802
Depreciation and amortization	24,910	21,996	15,180
Allowance for doubtful accounts, net	59,625	3,786	(38,883)
Other general and administrative	471,557	316,989	628,608
Total Operating Expenses	6,735,718	5,627,867	5,321,417
Income (loss) from Operations	(2,269,485)	240,858	358,560
Other income (Expense):
Gain on sale of asset			1,705
(Loss) gain on foreign currency transactions	(14,402)	(31,109)	12,072
Loss on deconsolidation	(8,350)
Interest income	2,094	68,701	30,662
Other income	47,340	8,343	(2,263)
Total other income	26,682	45,935	42,176
Income (loss) before income tax	(2,242,803)	286,793	400,736
Income tax	(9,963)	(32,900)	(101,372)
Net income (loss)	(2,252,766)	253,893	299,364
Net loss attributable to noncontrolling interest	(7,048)	(4,146)	(153,742)
Net income (loss) attributable to MDJM Ltd ordinary shareholders	$ (2,245,718)	$ 258,039	$ 453,106
Net income (loss) per ordinary share attributable to MDJM Ltd ordinary shareholders - basic	$ (0.19)	$ 0.02	$ 0.04
Net income (loss) per ordinary share attributable to MDJM Ltd ordinary shareholders - diluted	$ (0.19)	$ 0.02	$ 0.04
Weighted-average shares outstanding:
Basic	11,675,216	11,652,882	11,640,661
Diluted	11,675,216	11,652,882	11,640,661
Comprehensive income (loss):
Net Income (loss)	$ (2,252,766)	$ 253,893	$ 299,364
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustments	94,694	251,919	(53,156)
Total other comprehensive income (loss)	(2,158,072)	505,812	246,208
Comprehensive income (loss) attributable to noncontrolling interest	(143)	(9,132)	2,398
Comprehensive income (loss) attributable to MDJM Ltd ordinary shareholders	$ (2,158,215)	$ 496,680	$ 248,606